AOG Institutional Diversifed Fund
Schedule of Investments (Unaudited)
December 31, 2022
Shares		Fair Value
MASTER FUND - 100.2%
3,464,141	AOG Institutional Diversified Master Fund (Cost - $54,380,981)	$ 53,369,446

	TOTAL INVESTMENTS - 100.2% (Cost $54,380,981)	$ 53,369,446
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(100,906)
	NET ASSETS - 100.0%	$ 53,268,540

AOG Institutional Diversifed Master Fund
Schedule of Investments (Unaudited)
December 31, 2022
Shares			Fair Value
		PRIVATE REAL ESTATE INVESTMENT TRUSTS - 31.9%
105,419		Arctrust III, Inc. (a)	$ 1,095,267
230,893		Ares Real Estate Income Trust (a)	2,037,286
107,660		Cottonwood Communities (a)	2,107,975
181,338		Hines Global Income Trust, Inc. (a)	1,974,775
62,345		Invesco REIT, Class I (a)	1,960,740
139,721		Jones Lang LaSalle Income Property Trust, Inc. (a)	2,009,182
153,792		Nuveen Global Cities REIT, Inc. (a)	1,963,925
114,486		RREEF Property Trust, Inc. (a)	1,892,449
74,301		Starwood NAV REIT (a)	1,957,096
		TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS (Cost - $17,000,000)	16,998,695

		CLOSED-END INTERVAL FUNDS - 32.7%
		ALTERNATIVE FUNDS - 14.8%
79,889		Ares Landmark Private Markets Fund (a)(b)	1,980,459
243,013		Carlyle Tactical Private Credit Fund (a)	2,000,000
79,558		CION Ares Diversified Credit Fund (a)	1,918,938
46,200		Conversus Stepstone Private Markets Fund (a)	2,021,269
			7,920,666
		EQUITY FUNDS - 7.2%
52,951		Bluerock Total Income+ Real Estate Fund (a)	1,906,243
45,872		The Private Shares Fund (a)	1,941,295
			3,847,538
		FIXED INCOME FUNDS - 7.1%
88,214		Apollo Diversified Credit Fund	1,836,611
185,529		Cliffwater Enhanced Lending Fund (a)	1,962,894
			3,799,505
		REAL ESTATE FUND - 3.6%
62,635		KKR Real Estate Select Trust, Inc. (a)	1,903,487

		TOTAL CLOSED END INTERVAL FUNDS (Cost - $18,011,402)	17,471,196

		PRIVATE EQUITY FUNDS - 12.5%
60,012		CPG Carlyle Commitments (a)(b)	1,898,174
780,000		iCapital Carlyle Direct Access II, LP (a)(b)	780,000
60,476		iCapital KKR Private Markets Fund (a)	2,013,853
140,649		Pomona Investment Fund, Class I (a)(b)	1,978,930
		TOTAL PRIVATE EQUITY FUNDS (Cost - $7,049,267)	6,670,957

		PRIVATE BUSINESS DEVELOPMENT COMPANIES - 7.4%
		ASSET MANAGEMENT - 7.4%
84,842		Apollo Debt Solutions BDC	1,968,325
217,564		Owl Rock Core Income (a)	1,975,478
		TOTAL PRIVATE BUSINESS DEVELOPMENT COMPANIES (Cost - $4,000,000)	3,943,803

AOG Institutional Diversifed Master Fund
Schedule of Investments (Unaudited)(Continued)
December 31, 2022
Shares			Fair Value
		OPEN-END FUND - 3.8%
76,289		Cantor Fitzgerald Income Trust, Inc. (a)(b) (Cost - $2,000,000)	$ 2,046,071

		PRIVATE INVESTMENT FUND - 3.7%
95,585		Barings Private Credit Corporation ($2,000,000)	1,964,265

		PARTNERSHIP INTEREST - 0.4%
		ASSET MANAGEMENT - 0.4%
272,500		Alpha Partners Fund III, LP (a) (Cost - $272,500)	226,646

		SHORT-TERM INVESTMENT - 10.5%
		MONEY MARKET FUND - 10.5%
5,572,734		Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 3.82% (Cost - $5,572,734)(c)	5,572,734

		TOTAL INVESTMENTS - 102.9% (Cost $55,905,903)	$ 54,894,367
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%	(1,524,921)
		NET ASSETS - 100.0%	$ 53,369,446

BDC	-	Business Development Company
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust

(a)	Illiquid security.
(b)	Non-income producing security.
(c)	Represents seven day yield as of December 31, 2022.